Cash and Restricted Cash (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of cash and restricted cash:
Cash	$ 1,653	$ 2,474	$ 2,457
Restricted cash	115	115	$ 115
Cash and restricted cash	$ 1,768	$ 2,589